Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,515	$ 693		$ 4,459
Restricted cash	100	100		100
Accounts and other receivables (net of allowance for doubtful accounts of $871 and $918 respectively)	734	987		1,659
Inventory	2,532	2,460		3,741
Prepaid expenses and other current assets	414	348		337
Total current assets	6,295	4,588		10,296
Property and equipment, net	34	38		60
Operating lease right-of-use assets	99	116		250
Deferred tax asset, net	26	22		28
Other assets	29	29		29
Total assets	6,483	4,793		10,663
Current liabilities:
Accounts payable	1,686	2,208		1,689
Accrued and other liabilities	2,158	1,688		1,814
Warranty liability, current	163	163		163
Debt, current portion		811
Operating lease liabilities, current	116	115		111
Total current liabilities	4,123	4,985		3,777
Operating lease liabilities, noncurrent	14	41		151
Common stock warrant liability	1,116	20		72
Total liabilities	5,253	5,046		4,000
Commitments and contingencies (Note 2 and Note 10)
Stockholders' equity (deficit):
Common stock, $0.001 par value; 300,000,000 shares authorized at March 31, 2025 and December 31, 2024; 133,081 and 29,235 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively
Additional paid-in capital	642,570	642,555		642,325
Accumulated deficit	(641,230)	(642,704)		(635,574)
Accumulated other comprehensive loss	(110)	(104)		(88)
Total stockholders' equity (deficit)	1,230	(253)	$ 4,534	6,663	$ 3,661
Total liabilities and stockholders' equity (deficit)	6,483	4,793		10,663
Series C Convertible preferred stock
Stockholders' equity (deficit):
Preferred stock, 10,000,000 shares authorized: Series C convertible preferred stock, $0.001 par value; 95,388 shares issued and outstanding at March 31, 2025 and December 31, 2024